Note 3 - Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	March 31, 2017
	Total	Level 1	Level 2	Level 3
Available for sale:		(unaudited)
Fixed maturities:
US Treasury securities	$302,583	$302,583	$-	$-
Corporate bonds	4,452,716	-	4,452,716	-
Municipal bonds	3,656,990	-	3,656,990	-
Mortgage backed and asset backed securities	3,276,167	-	3,276,167	-
Total fixed maturities	11,688,456	302,583	11,385,873	-
Equities:
Equities	5,135,423	5,135,423	-	-
Other equity investments	331,683	331,683	-	-
Total equities	5,467,106	5,467,106	-	-
Total	$17,155,562	$5,769,689	$11,385,873	$-
	December 31, 2016
	Total	Level 1	Level 2	Level 3
Available for sale:
Fixed maturities:
US Treasury securities	$299,162	$299,162	$-	$-
Corporate bonds	3,845,896	-	3,845,896	-
Municipal bonds	2,849,829	-	2,849,829	-
Mortgage backed and asset backed securities	3,325,187	-	3,325,187	-
Total fixed maturities	10,320,074	299,162	10,020,912	-
Equities:
Equities	4,942,248	4,942,248	-	-
Other equity investments	201,256	201,256	-	-
Total equities	5,143,504	5,143,504	-	-
Total	$15,463,578	$5,442,666	$10,020,912	$-

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Available for sale:
Fixed maturities:
US Treasury securities	$299,162	$299,162	$-	$-
Corporate bonds	3,845,896	-	3,845,896	-
Municipal bonds	2,849,829	-	2,849,829	-
Mortgage backed and asset backed securities	3,325,187	-	3,325,187	-
Total fixed maturities	10,320,074	299,162	10,020,912	-
Equities:
Equities	4,942,248	4,942,248	-	-
Other equity investments	201,256	201,256	-	-
Total equities	5,143,504	5,143,504	-	-
Total	$15,463,578	$5,442,666	$10,020,912	$-
	Decemeber 31, 2015
	Total	Level 1	Level 2	Level 3
Available for sale:
Fixed maturities:
US Treasury securities	$426,316	$426,316	$-	$-
Corporate bonds	2,911,553	-	2,911,553	-
Municipal bonds	1,744,137	-	1,744,137	-
Mortgage backed and asset backed securities	3,049,113	-	3,049,113	-
Total fixed maturities	8,131,119	426,316	7,704,803	-
Equities:
Equities	3,430,054	3,430,054	-	-
Other equity investments	174,214	174,214	-	-
Total equities	3,604,268	3,604,268	-	-
Total	$11,735,387	$4,030,584	$7,704,803	$-

Fair Value, by Balance Sheet Grouping [Table Text Block]
	March 31, 2017		December 31, 2016
	(unaudited)
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and cash equivalents	$2,177,660	$2,177,660	$3,145,745	$3,145,745
Investments, at fair value	17,155,562	17,155,562	15,463,578	15,463,578
Total Financial Assets	$19,333,222	$19,333,222	$18,609,323	$18,609,323

Financial Liabilities:
Policyholder deposits in deposit-type contracts	$3,856,221	$3,795,307	$3,398,170	$3,260,086
Total Financial Liabilities	$3,856,221	$3,795,307	$3,398,170	$3,260,086

	December 31, 2016		December 31, 2015

	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and cash equivalents	$3,145,745	$3,145,745	$2,466,526	$2,466,526
Investments, at fair value	15,463,578	15,463,578	11,735,387	11,735,387
Total Financial Assets	$18,609,323	$18,609,323	$14,201,913	$14,201,913

Financial Liabilities:
Policyholder deposits in deposit-type contracts	$3,398,170	$3,260,086	$1,573,988	$1,406,724
Total Financial Liabilities	$3,398,170	$3,260,086	$1,573,988	$1,406,724